Note 13 - Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 13. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, excluding the Bank, at December 31, 2022 and December 31, 2021, and for the years ended December 31, 2022, 2021 and 2020, is as follows:

Balance Sheets

December 31, 2022 and 2021

	2022	2021
Assets
Cash (1)	$526	$427
Investment in bank subsidiary (1)	56,373	123,140
Other assets (1)	444	333
Total assets	$57,343	$123,900

Liabilities
Secured line of credit	$18,000	$18,000
Accrued interest payable	318	-
Total liabilities	$18,318	$18,000

Shareholders’ equity	39,025	105,900
Total liabilities and shareholders’ equity	$57,343	$123,900

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2022, 2021 and 2020

	2022	2021	2020
Interest income(1)	$-	$1	$2

Other income
Dividends from bank subsidiary(1)	6,128	4,104	6,099
Equity in undistributed earnings of bank subsidiary(1)	4,546	3,995	1,260
Other income	21	-	-
Total other income	10,695	8,099	7,359
Other expense	1,417	820	526
Income before income taxes	9,278	7,280	6,835
Income tax benefit	(342)	(214)	(96)
Net income	$9,620	$7,494	$6,931

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2022, 2021 and 2020

	2022	2021	2020
Cash flows from operating activities
Net income	$9,620	$7,494	$6,931
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of the Bank	(4,546)	(3,995)	(1,260)
Stock compensation expense	157	161	167
Increase in other assets	(94)	(60)	(100)
Increase in other liabilities	318	-	-
Net cash provided by operating activities	5,455	3,600	5,738

Cash flows from investing activities
Decrease (increase) in ownership in subsidiary	$38	$(18,000)	$-
Increase in other real estate owned	(38)	-	-
Proceeds from sale of other real estate owned	21	-	-
Net cash provided by (used in) investing activities	21	(18,000)	-

Cash flows from financing activities
Dividends paid to shareholders	$(5,377)	$(5,370)	$(5,363)
Proceeds from borrowings on secured line of credit	-	18,000	-
Proceeds from stock options	-	-	86
Net cash (used in) provided by financing activities	(5,377)	12,630	(5,277)
Net increase (decrease) in cash	99	(1,770)	461
Cash, beginning of year	427	2,197	1,736
Cash, end of year	$526	$427	$2,197

The Bank is required to obtain approval from state regulators before paying dividends.